Morgan, Lewis & Bockius LLP	Morgan Lewis COUNSELORS AT LAW
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.373.6599
Fax: 202.373.6001
www.morganlewis.com

October 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	City National Rochdale Strategic Credit Fund

(File Nos. 333-224912 and 811-23348)

Ladies and Gentlemen:

On behalf of City National Rochdale Strategic Credit Fund (the “Fund”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of the Fund’s prospectus and statement of additional information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act upon effectiveness of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on September 27, 2019 and became effective on September 30, 2019.

Please contact me at (202) 373-6599 should you have any questions or comments relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin